UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      December 31, 2005
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/22/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  65
                                                 --------------------

Form 13F Information Table Value Total:                $186,310
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     4202    54420 SH       SOLE                    54420
Abbott Labs                    COM              002824100     3679    93300 SH       SOLE                    93300
Advance Auto Parts             COM              00751Y106      430     9900 SH       SOLE                     9900
Affiliated Computer            COM              008190100     5623    95010 SH       SOLE                    95010
Ambac Financial                COM              023139108      270     3500 SH       SOLE                     3500
American Intl. Group           COM              026874107     4084    59853 SH       SOLE                    59853
AmerisourceBergen              COM              03073e105     2116    51100 SH       SOLE                    51100
BP p.l.c                       COM              055622104     4642    72275 SH       SOLE                    72275
Bank of America Corp           COM              060505104     1478    32016 SH       SOLE                    32016
Bear Stearns Co.               COM              073902108      474     4100 SH       SOLE                     4100
Bed Bath & Beyond              COM              075896100     4300   118940 SH       SOLE                   118940
Biomet, Inc.                   COM              090613100     4300   117580 SH       SOLE                   117580
Cardinal Health                COM              14149y108     4407    64100 SH       SOLE                    64100
Caremark RX                    COM              141705103      546    10552 SH       SOLE                    10552
ChevronTexaco Corp             COM              166764100     2219    39083 SH       SOLE                    39083
Cisco Systems Inc              COM              17275r102      374    21828 SH       SOLE                    21828
Citigroup                      COM              172967101     4033    83099 SH       SOLE                    83099
Consolidated Edison            COM              209115104      375     8100 SH       SOLE                     8100
Diagnostic Products            COM              252450101      291     6000 SH       SOLE                     6000
Dover Corp.                    COM              260003108     4380   108170 SH       SOLE                   108170
Everest RE Group               COM              g3223r108      361     3600 SH       SOLE                     3600
Express Scripts                COM              302182100     4961    59200 SH       SOLE                    59200
First Data Corp                COM              319963104     5599   130183 SH       SOLE                   130183
Gannett                        COM              364730101     2738    45205 SH       SOLE                    45205
General Electric               COM              369604103     1296    36962 SH       SOLE                    36962
Health Management              COM              421933102     4928   224400 SH       SOLE                   224400
Hilb, Rogal & Hobbs            COM              431294107     4213   109390 SH       SOLE                   109390
Home Depot                     COM              437076102     2177    53775 SH       SOLE                    53775
Int'l Business Mach.           COM              459200101     2814    34230 SH       SOLE                    34230
J.P. Morgan Chase              COM              46625H100     5151   129792 SH       SOLE                   129792
Johnson & Johnson              COM              478160104     5107    84974 SH       SOLE                    84974
Jones Apparel Group            COM              480074103      341    11100 SH       SOLE                    11100
Kenneth Cole                   COM              193294105     1935    75900 SH       SOLE                    75900
Lehman Brothers                COM              524908100     7437    58025 SH       SOLE                    58025
Lowe's Companies               COM              548661107     9120   136810 SH       SOLE                   136810
MBIA, Inc.                     COM              55262C100     7332   121875 SH       SOLE                   121875
MGIC Investment Corp           COM              552848103      349     5300 SH       SOLE                     5300
Men's Wearhouse                COM              587118100      236     8000 SH       SOLE                     8000
Merrill Lynch Inc.             COM              590188108     5937    87660 SH       SOLE                    87660
Microsoft		       COM              594918104     3986   152430 SH       SOLE                   152430
Nokia Corp                     COM              654902204      254    13875 SH       SOLE                    13875
PMI Group                      COM              69344M101     5994   145950 SH       SOLE                   145950
Pepsico Inc.                   COM              713448108     5240    88688 SH       SOLE                    88688
Radian Group                   COM              750236101      293     5000 SH       SOLE                     5000
Renaissance Re                 COM              g7496g103      507    11500 SH       SOLE                    11500
Royal Dutch Shell              COM              780257804      273     4435 SH       SOLE                     4435
Ruby Tuesday, Inc.             COM              781182100     5261   203200 SH       SOLE                   203200
Sensient Tech.                 COM              81725t100     2468   137875 SH       SOLE                   137875
Southwest Airlines             COM              844741108     6230   379205 SH       SOLE                   379205
Symantec                       COM              871503108     1899   108540 SH       SOLE                   108540
TJX Companies Inc              COM              872540109      376    16200 SH       SOLE                    16200
Tidewater Inc                  COM              886423102     5088   114445 SH       SOLE                   114445
Time Warner                    COM              887317105      357    20495 SH       SOLE                    20495
Transatlantic Holdings         COM              893521104     6078    90450 SH       SOLE                    90450
Tyco Intl Ltd                  COM              902124106     3897   135039 SH       SOLE                   135039
Wal-Mart Stores                COM              931142103     2937    62760 SH       SOLE                    62760
Walt Disney Co.                COM              254687106      559    23305 SH       SOLE                    23305
Wells Fargo                    COM              949746101      627     9986 SH       SOLE                     9986
Zimmer Holdings                COM              98956P102     5763    85450 SH       SOLE                    85450
Franklin Inc Fund B            COM              353496755       26 11013.216SH       SOLE                11013.216
Colonial Properties            COM              195872106     1143    27230 SH       SOLE                    27230
First Industrial Realty        COM              32054K103      345     8950 SH       SOLE                     8950
Highwoods Property             COM              431284108      959    33703 SH       SOLE                    33703
Lexington Realty Tr            COM              529043101     1076    50500 SH       SOLE                    50500
Mack-Cali Realty Corp          COM              554489104      421     9750 SH       SOLE                     9750
